Discontinued operation and Disposal Groups Held for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued operation and Disposal Groups Held for Sale [Abstract]
Schedule of Assets of Disposal Groups Classified as Held for Sale	Assets of disposal groups classified as held for sale
December 31
2023
€ in thousands
Cash and cash equivalents	428
Short-term deposits	12
Receivable from concession project	23,426
Trade and other receivables	587
Right-of-use asset	1,204
Intangible asset	917
Restricted cash and deposits	1,694
Long term receivables	29
Total	28,297

Schedule of Disposal Groups Classified as Held for Sale	Liabilities of disposal groups classified as held for sale
December 31
2023
€ in thousands
Trade payables	39
Other payables	18
Lease liability	1,321
Long-term bank loans including current maturities	13,047
Deferred tax liabilities	2,717
17,142

Schedule of Results Attributable to Discontinued Operation	Results attributable to discontinued operation
	For the year ended December 31
	2023	2022	2021
	€ in thousands	€ in thousands	€ in thousands
Results of discontinued operation
Revenue	675	1,119	1,016
Operating expenses	342	418	367
Depreciation and amortization expenses	461	512	475
Gross profit (loss) from operating activities	(128)	189	174

General and administrative expenses	33	37	37
Operating profit (loss) from operating activities	(161)	152	137

Financing income	1,792	3,121	2,258
Financing expenses	1,269	2,111	1,381
Financing income, net	523	1,010	877

Results from operating activities before taxes on income	362	1,162	1,014

Taxes on income	(247)	(451)	(255)

Results from operating activities, net of taxes on income	115	711	759

Loss on adjustment to fair value	(2,565)	-	-
Tax benefit on loss from sale of discontinued operation	663	-	-

Profit (loss) for the year	(1,787)	711	759

Earnings per share
Basic earnings (loss) per share (in €)	(0.14)	0.06	0.06
Diluted earnings (loss) per share (in €)	(0.14)	0.06	0.06

Cash flows from discontinued operation
Net cash (used in) from operating activities	2,587	2,445	2,471
Net cash (used in) from investing activities	(462)	(1,327)	(604)
Net cash (used in) from financing activities	(2,127)	(2,126)	(2,099)

Net cash from (used in) discontinued operation	(2)	(1,008)	(232)